Long-Term Loans, Net Of Current Maturities (Summary Of Long-Term Loans, Net Of Current Maturities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term Debt, total		$ 165,867	$ 214,049
Less: current maturities		165,392	48,078
Long-term debt noncurrent		$ 475	165,971
U.S. Dollars | Long-Term Bank Loans
Debt Instrument [Line Items]
Interest percentage		Libor + 1.15%
Long-term Debt, total	[1]	$ 118,550	118,550
Israel, New Shekels | Long-Term Bank Loans
Debt Instrument [Line Items]
Interest percentage	[1]	2.56% - Libor + 1.35%
Long-term Debt, total	[1]	$ 47,317	94,790
Other Currency | Long-Term Bank Loans
Debt Instrument [Line Items]
Interest percentage	[1]
Long-term Debt, total	[1]	$ 0	$ 709
Maximum | U.S. Dollars
Debt Instrument [Line Items]
Interest percentage spread		1.317%
Maximum | U.S. Dollars | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity		1 year
Interest percentage spread		1.15%
Maximum | Israel, New Shekels | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity		1 year
Interest percentage spread		1.35%
Minimum | U.S. Dollars | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity		1 year
Interest percentage spread		1.15%
Minimum | Israel, New Shekels | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity		1 year
Interest percentage spread		2.56%

[1]	For covenants see Note 20(F).